Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 253,656,558	$ 214,011,393
Notes receivable from participants	2,366,554	2,205,448
Participant contributions receivable	0	252,679
Employer contributions receivable	0	213,856
Net assets available for benefits	$ 256,023,112	$ 216,683,376